Cash and cash equivalents	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
3. Cash and cash equivalents
(i)	Applications in Bank Deposit Certificates (CDB’s”), issued by financial institutions in Brazil, available for redemption in up to 90 days.
(ii)	Fixed term deposits in US Dollars with original maturities of 90 days or less.